Gains/(losses) on financial assets and liabilities (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 5,984	$ 2,854	$ 1,484
Fair value hedges
Financial instruments
Fair value hedge - hedged items	6,427	731	(606)
Fair value hedge - hedging derivative instruments	(6,884)	(667)	474
Cash flow hedges
Financial instruments
Cash flow hedge inefficiency		(2)	(2)
Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	5,662	2,709	1,687
Financial instruments at fair value through other comprehensive income, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	779	85	(69)
Hedging derivatives, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	(457)	60	(134)
Fair value hedge - hedged items	6,427	731	(606)
Fair value hedge - hedging derivative instruments	(6,884)	(667)	474
Cash flow hedge inefficiency		(4)	(2)
Debt instruments. | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	1,221	260	166
Equity instruments. | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	(161)	71	35
Trading derivatives | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	4,458	2,459	1,482
Other financial instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 144	$ (81)	$ 4